Schedule of Investments
June 30, 2025 (unaudited)
Upright Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 70.97%

Agricultural Inputs - 0.19%
The Mosaic Co.	1,200	43,776

Banks - Diversified - 1.30%
Bank of America Corp.	6,000	283,920

Consumer Electronics - 5.82%
Apple, Inc.	6,200	1,272,054

Drug Manufacturers - General - 2.04%
AbbVie, Inc.	2,400	445,488

Drug Manufacturers - Specialty & Generic - 5.13%
Bausch Health Cos., Inc. (2)	2,000	13,320
Teva Pharmaceutical Industries Ltd. ADR (2)	66,102	1,107,870

		1,121,190

Electrical Equipment & Parts - 0.49%
Plug Power, Inc. (2)	72,500	108,025

Insurance - Life - 1.17%
Brighthouse Financial, Inc. (2)	1,000	53,770
MetLife, Inc.	2,500	201,050

		254,820

Integrated Circuit Design - 27.43%
Himax Technologies, Inc. ADR	671,261	5,994,361

Internet Content & Information- 2.64%
Alphabet, Inc. Class C	2,000	354,780
Meta Platforms, Inc. Class A	300	221,427

		576,207
Internet Retail - 1.04%
Alibaba Group Holding Ltd. ADR	2,000	226,820

Semiconductors - 22.76%
ASE Technology Holding Co. Ltd. ADR (2)	10,000	103,300
Silicon Motion Technology Corp. ADR	13,000	977,210
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,000	3,850,330
United Microelectronics Corp. ADR (2)	5,500	42,075

		4,972,915

Specialty Retail - 70.97%
PDD Holdings, Inc. (2)	2,000	209,320

Total Common Stock	(Cost $ 11,061,323)	15,508,895

Exchange-Traded Funds (3) - 13.34%

Direxion Daily 20+ Year Treasury Bull 3X Shares	10,000	392,400
Direxion Daily Aerospace & Defense Bull 3X Shares	5,500	285,340
Direxion Daily Dow Jones Internet Bull 3X Shares	22,000	659,120
Direxion Daily Industrials Bull 3X Shares	3,000	204,208
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	4,000	20,680
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	3,000	135,180
Direxion Daily Real Estate Bull 3X Shares	5,000	47,750
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	4,000	87,614
Direxion Daily Semiconductor Bull 3X Shares	10,100	253,611
Direxion Financial Bull 3X Shares	2,000	337,200
Direxion Small Cap Bull 3X Shares	1,500	50,310
iShares 20+ Year Treasury Bond ETF	5,000	441,250

Total Exchange-Traded Funds	(Cost $ 2,018,342)	2,914,663

Money Market Registered Investment Companies (4) - 14.76%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 4.94%	2,000,000	2,000,000
Morgan Stanley Institutional Liquidity Fund Government Portfolio - 4.97%	1,226,363	1,226,363

Total Money Market Registered Investment Companies	(Cost $ 3,226,363)	3,226,363

Total Investments - 99.08%	(Cost $ 16,306,027)	21,649,921

Other Assets in Excess of Liabilities - 0.92%		202,005

Total Net Assets - 100.00%		21,851,926

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$21,649,921	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,649,921	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2025.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.